SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.	The ordinary shares of the Company are traded on the Tel-Aviv Stock Exchange and its American Depositary Shares ("ADS's") are traded on NASDAQ.

b.	Share option plans:

In June 2008, the Company adopted the 2008 Share Incentive Plan ("the 2008 Plan"), to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company's profitability. Under the 2008 Plan, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including any type of an option to acquire the Company's ordinary shares and/or share appreciation right and/or share and/or restricted share and/or restricted share unit and/or other share unit and/or other share-based award and/or other right or benefit under the 2008 Plan (each an "Award").

Generally, under the terms of the 2008 Plan, 25% of an Award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years. Specifically with respect to restricted share units and options granted with an exercise price equal to the nominal value of an ordinary share ("par value options"), unless determined otherwise by the Board of Directors, 25% of the restricted share units granted and par value options granted become vested on each of the four consecutive annual anniversaries following the date of grant. Awards with a vesting period expire six years after the date of grant. Pursuant to a resolution of the Company's Board of Directors dated February 4, 2014, options that are performance-based and are granted during calendar year 2014 and thereafter, shall expire seven years following the date of grant. The 2008 Plan provides that the maximum number of shares that may be subject to Awards granted under the 2008 Plan shall be an amount per calendar year, equal to 3.5% of the Company's issued and outstanding share capital as of December 31 of the preceding calendar year. Such amount is reset for each calendar year.

In December 2010, the Company amended the 2008 Plan, such that options are granted at an exercise price equal to the average of the closing prices of one ordinary share, as quoted on the NASDAQ market, during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2008 Plan (including in some cases par value options). Prior to the amendment of the 2008 Plan that occurred in 2010, the options to acquire ordinary shares were granted at an exercise price of not less than the fair market value of the ordinary shares on the date of the grant, subject to certain exceptions which could be determined by the Company's Board of Directors, including in some cases par value options. Further, when the Company distributes cash dividends, the exercise price for each option outstanding, for certain employees, prior to the distribution is reduced by an amount equal to the gross amount of the dividend per share distributed, provided that the exercise price shall not be reduced below the nominal value of the ordinary shares of the Company.

Pursuant to the terms of the acquisitions of Actimize Ltd., e-Glue Software Technologies Inc., Fizzback, Merced and Causata, the Company assumed or replaced unvested options, Restricted Stock Awards ("RSAs") and Restricted Stock Units ("RSUs") and converted them or replaced them with NICE options, RSAs and RSUs, as applicable, based on an agreed exchange ratio. Each assumed or replaced option, RSA and RSU is subject to the same terms and conditions, including vesting, exercisability and expiration, as originally applied to any such option, RSA and RSU immediately prior to the acquisition.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2015, 2014 and 2013 was estimated using the following assumptions:

	2015	2014	2013

Expected volatility	23.02%-27.55%	27.47%-28.08%	27.5%-30.0%
Weighted average volatility	25.17%	27.72%	28.8%
Risk free interest rate	0.76%-1.18%	0.8%-1.2%	0.4%-0.9%
Expected dividend	0%-1.29%	0%-1.61%	0%-1.7%
Expected term (in years)	3.5-3.5	3.4	3.3-3.4

A summary of the Company's stock options activity and related information for the year ended December 31, 2015, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	3,580,793	23.54	4.39	97,061
Granted	865,801	28.47
Exercised	(1,108,649)	24.38
Forfeited	(575,224)	23.19
Cancelled	(11,137)	15.47

Outstanding at December 31, 2015	2,751,584	24.59	4.19	90,058

Exercisable at December 31, 2015	849,528	25.50	3.25	27,030

The weighted-average grant-date fair value of options granted during the years 2015, 2014 and 2013 was $32.58, $19.69 and $18.24, respectively.

The total intrinsic value of options exercised during the years 2015, 2014 and 2013 was $40,519, $ 35,028 and $24,949, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2015 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2015	term	price	2015	exercisable
		(Years)	$		$

$0.26	1,080,208	4.42	0.26	237,165	0.26
$0.69	6,361	3.69	0.69	6,361	0.69
$4.24-6.00	3,381	0.48	5.16	3,381	5.16
$6.87-9.64	736	2.57	9.08	736	9.08
$10.69-15.96	14,422	2.98	16.61	14,422	13.61
$17.72-26.09	9,552	2.53	20.88	9,552	20.88
$28.21-40.32	1,188,524	3.63	36.72	562,911	35.88
$49.08-65.41	448,400	5.26	52.00	15,000	65.41

	2,751,584	4.19	24.59	849,528	25.50

A summary of the Company's Restricted Stock Awards ("RSA") and the Company's Restricted Stock Units ("RSU") activities and related information for the year ended December 31, 2015, is as follows:

Number of RSU & RSA*

Outstanding at January 1, 2015	771,565
Issued	376,367
Vested	(300,030)
Forfeited	(94,697)

Outstanding at December 31, 2015	753,205

*)	NIS 1 par value which represents approximately $0.26

As of December 31, 2015, there was approximately $50,227 of unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized up to four years.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2015, 2014 and 2013, was comprised as follows:

	Year ended December 31,
	2015	2014	2013

Cost of revenues	$3,712	$4,472	$4,421
Research and development, net	2,161	2,483	2,795
Selling and marketing	11,266	12,361	9,383
General and administrative	10,521	9,224	8,449

Total stock-based compensation expenses	$27,660	$28,540	$25,048

c.	Employee Stock Purchase Plan:

Under the Employee Stock Purchase Plan ("ESPP") Eligible employee were entitled to between 2% to 10% of their earnings being withheld (under certain limitations) for the purposes of purchasing ordinary shares.  Under the ESPP, the price of ordinary shares purchased was equal to 95% of the fair market value of the ordinary shares.

Pursuant to a resolution of the Company's Board of Directors, the Company's Employee Stock Purchase Plan has been terminated, and is no longer in effect as of January 1, 2014.

During 2014 and 2013, employees purchased 11,196 and 23,478 shares at average prices of $0, $38.91 and $33.36 per share, respectively.

d.	Treasury shares:

On February 15, 2011, November 2, 2011, October 31, 2012 and February 4, 2014 the Company's Board of Directors authorized a program to repurchase up to $100,000 at each time (total of up to $400,000) of the Company's issued and outstanding ordinary shares and ADRs.  Repurchases may be made from time to time in the open market or in privately negotiated transactions and will be in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by management and may depend on a variety of factors, including market conditions, alternative investment opportunities and other considerations. The programs do not obligate the Company to acquire any particular amount of ordinary shares and ADRs and the program may be modified or discontinued at any time without prior notice.

e.	Dividends:

On February 13, 2013, the Company announced that the Board of Directors had approved a dividend policy under which the Company intended to pay quarterly cash dividends to holders of its ordinary shares and ADRs subject to declaration by the Board. Under Israeli law, dividends may be paid only out of total accumulated retained profits and other surplus (as defined in the law) as of the most recent financial statements or as accrued over a period of the last two years, whichever is higher, provided that there is no reasonable concern that the dividend distribution will prevent the Company from meeting its existing and foreseeable obligations as they come due. Dividends are generally declared and paid in U.S. dollars, although the Company may pay such dividends in Israeli currency.

The total amount of annual dividend declared and paid in 2015 and 2014 was $0.64 per share. Subsequent to the balance sheet date, the Company declared and paid an additional dividend of $0.16 per share in respect of the fourth quarter of 2015.